GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

Note 2 – Going Concern

The accompanying condensed consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As of March31, 2025, the Company had limited cash and working capital deficiency of $6,657,408. These factors, among others, raise the substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

The working capital deficiency was primarily caused by short-term bank loans and payables. The short-term bank loans had total balance of $6,024,678, and all the bank loans need to be renewed yearly and classified as current liabilities. Management is working to replace current bank loans with long-term loans to improve our capital structure. In addition, the Company had $2,832,010 of value added tax receivable which was classified as non-current assets as of March 31, 2025, Management plans to apply for a tax refund in May, 2025 to enhance our liquidity. The management is also working to finance our cash needs through a combination of equity offerings and debt financings. However, there is no assurance that all management’s plans will be successful.

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As of December 31, 2024, the Company had limited cash and working capital deficiency of $6,835,342. These factors, among others, raise the substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

The working capital deficiency was primarily caused by short-term bank loans and payables. The short-term bank loans had total balance of $5,988,024, and all the bank loans need to be renewed yearly and classified as current liabilities. Management is working to replace current bank loans with long-term loans to improve our capital structure. In addition, the Company had $2,704,109 of value added tax receivable which was classified as non-current assets as of December 31, 2024, Management plans to apply for a tax refund in 2025 to enhance our liquidity. However, there is no assurance that all management’s plans will be successful.